Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) - Level 3 [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in plan assets
Fair value of plan assets, beginning of year	$ 1,429	$ 1,079
Realized and unrealized gains	307	97
Purchases	308	288
Sales and disbursements	(107)	(35)
Fair value of plan assets, end of year	$ 1,937	$ 1,429